CASH AND CASH EQUIVALENTS	12 Months Ended
Mar. 31, 2018
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
4.	CASH AND CASH EQUIVALENTS

Cash and cash equivalents consisted of the following:

	As of March 31,
	2017	2018
	$	$

Cash on hand	2	2
Bank deposits	8,095	9,347
Short term investments	1,931	1,918
	10,028	11,267

Short term investments are highly liquid investments which are unrestricted as to withdrawal and use, and which have maturities of one year or less.